Material Accounting Policies - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Material Accounting Policies [Line Items]
Cash original maturity		three months or less
Increase in accounts payable and accrued liabilities		$ 280,652		$ 314,355
Decrease in non-current share based compensation liability		13,780		$ 13,666
Change in Accounting Estimate [Member]
Disclosure Of Material Accounting Policies [Line Items]
Depreciation expense		$ 17,000
Change in Accounting Estimate [Member] | Events After Reporting Period [Member]
Disclosure Of Material Accounting Policies [Line Items]
Increase in depreciation expense	$ 38,000
Drilling Rig Tubulars Equipment [Member]
Disclosure Of Material Accounting Policies [Line Items]
Expected Life		4 to 5 years	[1]	5 to 8 years
Drilling Rig Tubulars Equipment [Member] | Change in Accounting Estimate [Member]
Disclosure Of Material Accounting Policies [Line Items]
Expected Life		4 years		5 to 8 years
Top of Range [Member] | Software [Member]
Disclosure Of Material Accounting Policies [Line Items]
Expected useful life of intangible asset				10 years

[1]	Expected life changed to 4 to 5 years in 2025 (previously 5 to 8 years, depending on geographical location); see Note (q) for further discussion.